Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Pensions and other post-employment benefits [abstract]
Summary of information on plan assets and defined benefit obligation per country
Defined benefit retirement plans
Statement of financial position - Net defined benefit asset/liability
Plan assets and defined benefit obligation per country
Plan assets
Defined benefit
obligation Funded Status
in EUR million 2021 2020 2021 2020 2021 2020
The Netherlands
427 469 578 643 -152 -174
United States
332 311 312 291 20 20
United Kingdom
1,968 1,896 1,236 1,199 732 696
Belgium
606 591 617 681 -10 -90
Other countries
338 316 372 393 -34 -77
Funded status (Net defined benefit asset/liability)
3,671 3,583 3,115 3,208 556 375
Presented as:
- Other assets
783 725
- Other liabilities
-227 -350
556 375

Schedule of changes in fair value of plan assets
Changes in fair value of plan assets
in EUR million 2021 2020
Opening balance
3,583 3,377
Interest income
37 50
Remeasurements: Return on plan assets excluding amounts included in interest income
2 246
Employer's contribution
26 170
Participants contributions
2 2
Benefits paid
-136 -128
Exchange rate differences
158 -134
Closing balance
3,671 3,583
Actual return on the plan assets
39 296

Schedule of changes in present value of defined benefit obligation and other post-employment benefits
Changes in defined benefit obligation and other post-employment benefits
Defined benefit
obligation
Other post-
employment benefits
in EUR million
2021 2020 2021 2020
Opening balance 3,208 3,151 83 84
Current service cost 33 31 1 -2
Interest cost 31 44 2 2
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions
-5 4
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions
-122 190 -16 7
Participants’ contributions 1 2 1 0
Benefits paid -141 -132 -1 -1
Past service cost 0 2 0
Effect of curtailment or settlement -0 0 -2
Exchange rate differences 109 -85 4 -8
Closing balance 3,115 3,208 72 83

Summary of changes in the net defined benefit assets/liability remeasurement reserve
Amounts recognised directly in Other comprehensive income were as follows:
Changes in the net defined benefit assets/liability remeasurement reserve in EUR million
2021 2020
Opening balance -307 -336
Remeasurement of plan assets 2 246
Actuarial gains and losses arising from changes in demographic assumptions 5 -4
Actuarial gains and losses arising from changes in financial assumptions 122 -190
Taxation

and Exchange rate differences
-34 -24
Total Other comprehensive

income movement for the year
95 28
Closing balance -212 -307

Summary of pension and other staff-related benefit costs
Pension and other staff-related benefit costs
Net defined benefit
asset/liability
Other post-employment
benefits
Total
in EUR million 2021 2020 2019 2021 2020 2019 2021 2020 2019
Current service cost 33 31 28 1 -2 -1 34 29 27
Past service cost 0 2 -0 0 0 2 -0
Net Interest cost -6 -6 -5 2 2 3 -4 -4 -3
Effect of curtailment or settlement -0 0 0 -2 -2 0 0
Defined benefit plans 27 27 23 1 0 2 28 28 25
Defined contribution plans 369 356 340
Pension and other post employment
benefits
397 383 365
Other staff related benefits 11 12 2
Pension and other staff-related benefits 408 395 366